UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number  811-09140
                                                 ---------------

                       Phoenix Institutional Mutual Funds
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
                (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer            John H. Beers, Esq.
 Counsel and Secretary for Registrant         Vice President and Counsel
    Phoenix Life Insurance Company          Phoenix Life Insurance Company
           One American Row                        One American Row
        Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX INSTITUTIONAL MUTUAL FUNDS
GLOSSARY
MARCH 31, 2007 (UNAUDITED)


AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FSA
Financial Security Assurance, Inc.

MBIA
Municipal Bond Insurance Association

PSF
The Permanent School Fund

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

PHOENIX INSTITUTIONAL BOND FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                  (UNAUDITED)


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------
U.S. GOVERNMENT SECURITIES--14.3%

U.S. TREASURY BONDS--4.0%
U.S. Treasury Bond 4.50%, 2/15/36                  $3,700       $  3,488,404
U.S. Treasury Bond 4.75%, 2/15/37                     760            748,125
                                                                ------------
                                                                   4,236,529
                                                                ------------

U.S. TREASURY NOTES--10.3%
U.S. Treasury Note 4.75%, 2/28/09                     535            536,254
U.S. Treasury Note 4.625%, 2/29/12                  4,055          4,070,048
U.S. Treasury Note 5.125%, 5/15/16                    455            470,445
U.S. Treasury Note 4.625%, 2/15/17                  5,908          5,896,001
                                                                ------------
                                                                  10,972,748
                                                                ------------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $15,151,107)                                     15,209,277
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--20.0%

FHLMC 5.50%, 8/1/18                                   286            286,817
FHLMC 4.50%, 10/1/18                                  524            508,257
FNMA 5%, '18-'35                                    4,441          4,320,996
FNMA 4.50%, 9/1/18                                    490            473,962
FNMA 4.50%, 11/1/18                                 1,018            988,015
FNMA 5.50%, '21-'35                                 8,256          8,186,356
FNMA 6%, '29-'33                                    1,249          1,267,322
FNMA 7%, 11/1/30                                       44             46,348
FNMA 6.50%, 8/1/33                                    379            390,489
FNMA 4.50%, 9/1/33                                    246            231,902
FNMA 6.50%, 8/1/36                                  1,821          1,857,220
FNMA 04-W6, 1A4 5.50%, 7/25/34                        416            417,402
FNMA TBA 6%, 2/1/37                                 1,043          1,050,897
GNMA 7%, 8/15/29                                       80             83,929
GNMA 6.50%, '31-'32                                   435            447,592
GNMA 5%, 9/15/33                                      683            666,119
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,282,482)                                     21,223,623
--------------------------------------------------------------------------------
                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.5%
FHLMC 5.20%, 3/5/19                                $  280       $    274,535
FHLMC 5.30%, 5/12/20                                  280            273,031

--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $547,632)                                           547,566
--------------------------------------------------------------------------------

MUNICIPAL BONDS--6.2%

CALIFORNIA--1.0%
Alameda Corridor Transportation Authority
  Taxable Series C 6.50%, 10/1/19 (MBIA Insured)      930          1,009,227
Oakland Pension Obligation Taxable Series A
   6.95%, 12/15/08 (MBIA Insured)                      66             68,041
Oakland Pension Obligation Taxable Series A
   6.98%, 12/15/09 (MBIA Insured)                      34             35,746
                                                                ------------
                                                                   1,113,014
                                                                ------------

COLORADO--0.2%
Denver City and County School District No. 1
   Pension Obligation Certificate of
   Participation Taxable
   6.76%, 12/15/07 (AMBAC Insured)(g)                  10             10,099
Denver City and County School District No. 1
   Pension Obligation Certificate of
   Participation Taxable
   6.76%, 12/15/07 (AMBAC Insured)                    255            257,489
                                                                ------------
                                                                     267,588
                                                                ------------

CONNECTICUT--1.6%
City of Hartford Taxable Series B 4.13%, 8/1/07
   (FSA Insured)                                      235            234,154
Mashantucket Western Pequot Tribe Taxable
   Series A 144A 6.91%, 9/1/12 (MBIA Insured)(b)      655            686,041
Mashantucket Western Pequot Tribe Taxable
   Series A 144A 6.57%, 9/1/13 (FSA Insured)(b)       715            754,868
                                                                ------------
                                                                   1,675,063
                                                                ------------

FLORIDA--0.7%
University of Miami Taxable Series A 7.40%,
   4/1/11 (MBIA Insured)                              140            142,169
University of Miami Taxable Series A 7.65%,
   4/1/20 (MBIA Insured)                              550            558,662
                                                                ------------
                                                                     700,831
                                                                ------------

PHOENIX INSTITUTIONAL BOND FUND


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

ILLINOIS--0.7%
City of Chicago Taxable Series D 4.34%, 1/1/10
   (MBIA Insured)                                  $  330       $    324,958
Kane, Cook & Du Page Counties School District
   No. 46 Taxable Series D 5%, 1/1/10 (FGIC
   Insured)                                           265            264,711
McHenry County Community Unified School District
   No. 12 Taxable 5%, 12/1/11 (FSA Insured)           135            135,046
                                                                ------------
                                                                     724,715
                                                                ------------

INDIANA--0.3%
Carmel Industrial Redevelopment District County
   Optincome Taxable 5.27%, 12/15/18                  335            332,089

MICHIGAN--0.3%
Detroit Taxable 4.97%, 5/1/13 (FSA Insured)           200            199,268
Flat Rock Finance Authority Taxable 6.75%, 10/1/16    145            152,510
                                                                ------------
                                                                     351,778
                                                                ------------

NEW YORK--0.2%
University of Rochester Taxable 5.40%, 7/1/18
   (MBIA Insured)                                     255            255,617

PENNSYLVANIA--0.6%
City of Pittsburgh Pension Obligation Taxable
   Series B 6.35%, 3/1/13 (FGIC Insured)              400            423,328
Philadelphia Authority for Industrial Development
   Pension Funding Taxable Series A 5.79%,
   4/15/09 (MBIA Insured)                             165            167,579
                                                                ------------
                                                                     590,907
                                                                ------------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
   Funding Corp. Taxable Series A 6.72%, 6/1/25       206            206,389

TEXAS--0.4%
Frisco Independent School District 5.125%,
   8/15/30 (PSF Guaranteed)                           370            386,084

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $6,557,486)                                       6,604,075
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.9%

Americredit Automobile Receivables Trust 06-BG,
   A3, 5.21%, 10/6/11                                 300            300,506


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.98%, 1/15/18                         $  415       $    389,479
Capital Auto Receivables Assets 04-2, A3 3.58%,
   1/15/09                                          1,065          1,056,685
Capital Auto Receivables Assets Trust 04-2D 144A
   5.82%, 5/15/12(b)                                  270            267,166
Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11        500            495,815
Centrex Home Equity 05-D, AF2 4.94%, 10/25/35(c)      600            597,022
Chase Manhattan Auto Owner Trust 03-C, A4 2.94%,
   6/15/10                                            269            266,444
Franchise Mortgage Acceptance Co. Loan Receivables
   Trust 98-CA, A2 144A 6.66%, 1/15/12(b)             258            253,476
GMAC Mortgage Corp. Loan Trust 06-HE3, A2 5.75%,
   10/25/36(c)                                        355            355,654
Home Equity Asset Trust 06-7N A 144A 6%,
   2/25/37(b)                                         268            174,037
MMCA Automobile Trust 02-1 C 6.20%, 1/15/10            16             16,500
Renaissance Home Equity Loan Trust 05-1, AF2
   4.263%, 5/25/35(c)                                  76             76,158
Renaissance Home Equity Loan Trust 05-3, AF3
   4.814%, 11/25/35(c)                                250            247,923
Renaissance Home Equity Loan Trust 06-2, AF4
   6.115%, 8/25/36(c)                               1,015          1,032,128
Saxon Asset Securities Trust 05-3, A2C 5.60%,
   11/25/35(c)                                        470            470,540
UCFC Manufactured Housing 97-3, A4 6.975%,
   1/15/29                                            318            299,707

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,416,927)                                       6,299,240
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--14.9%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07      215            216,425

AIRLINES--2.7%
American Airlines, Inc. 01-1 6.977%, 5/23/21          479            480,895
American Airlines, Inc. 99-1, 7.024%, 10/15/09        565            584,600
Continental Airlines, Inc. 98-1A 6.648%, 3/15/19      393            408,172
Delta Air Lines, Inc. 00-1, 7.379%, 5/18/10(j)        536            548,813
JetBlue Airways Corp. 04-2C 8.46%, 5/15/10(c)         462            464,859
United Airlines, Inc. 01-1 6.071%, 9/1/14             349            350,768
                                                                ------------
                                                                   2,838,107
                                                                ------------

PHOENIX INSTITUTIONAL BOND FUND


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Salvation Army (The) 5.48%, 9/1/17                 $  185       $    187,185

APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.75%, 3/15/17                            70             69,060

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Allied Capital, Corp. 6%, 4/1/12                      155            153,683

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13       95            100,051

BROADCASTING & CABLE TV--0.1%
Comcast Corp. 5.30%, 1/15/14                          160            157,839

BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17                             70             68,859
Owens Corning, Inc. 144A 6.50%, 12/1/16(b)             55             56,177
                                                                ------------
                                                                     125,036
                                                                ------------

CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc. 5.625%, 6/1/15           165            142,537

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland) 6%, 9/30/16               215            217,946

CONSUMER FINANCE--1.6%
Capital One Financial Corp. 5.25%, 2/21/17             95             90,638
Ford Motor Credit Co. 8.625%, 11/1/10                 210            214,472
GMAC LLC 6.875%, 9/15/11                              170            170,326
GMAC LLC 6.75%, 12/1/14                               235            231,367
HSBC Finance Corp. 6.75%, 5/15/11                     235            247,561
HSBC Finance Corp. 6.375%, 11/27/12                    95             99,702
Residential Capital LLC 6%, 2/22/11                   120            118,370
SLM Corp. 3.82%, 2/1/10(c)                            600            579,750
                                                                ------------
                                                                   1,752,186
                                                                ------------

DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc. 5.85%, 8/16/16                200            205,693

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
ARAMARK Services, Inc. 5%, 6/1/12                     250            225,625
International Lease Finance Corp. 4.75%, 1/13/12      465            456,557
                                                                ------------
                                                                     682,182
                                                                ------------

ELECTRIC UTILITIES--0.4%
PPL Capital Funding Trust I Series A 4.33%,
   3/1/09                                             210            205,492


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------


ELECTRIC UTILITIES--(CONTINUED)
Southern Power Co. Series D 4.875%, 7/15/15        $  225       $    214,577
                                                                ------------
                                                                     420,069
                                                                ------------

FOOD RETAIL--0.1%
Kroger Co. 6.80%, 12/15/18                            110            115,420

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16               215            215,772

HOME IMPROVEMENT RETAIL--0.1%
Home Depot, Inc. (The) 5.40%, 3/1/16                  120            117,179

HOTELS, RESORTS & CRUISE LINES--0.2%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16           230            233,786

HOUSEHOLD APPLIANCES--0.2%
Black & Decker 5.75%, 11/15/16                        175            175,500

HOUSEHOLD PRODUCTS--0.2%
Procter & Gamble Co. 5.55%, 3/5/37                    195            189,722

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp. 7.30%, 11/15/11                            110            119,411
AT&T, Inc. 5.625%, 6/15/16                            240            240,747
Verizon Global Funding Corp. 4.90%, 9/15/15           175            167,751
                                                                ------------
                                                                     527,909
                                                                ------------

INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. (The) 4.75%, 7/15/13        480            462,627
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14         285            274,034
Morgan Stanley 5.375%, 10/15/15                       400            393,592
                                                                ------------
                                                                   1,130,253
                                                                ------------

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14                  215            206,264

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc. 6.125%,
   7/1/15                                             190            190,461

MORTGAGE REITS--0.2%
iStar Financial, Inc. 6.05%, 4/15/15                  235            234,994

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12                      120            127,874
Time Warner, Inc. 5.875%, 11/15/16                    105            105,874
                                                                ------------
                                                                     233,748
                                                                ------------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                        100             99,924

PHOENIX INSTITUTIONAL BOND FUND


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13               $  125       $    121,986
Public Service Co. of New Mexico 4.40%, 9/15/08       250            246,894
                                                                ------------
                                                                     368,880
                                                                ------------

OFFICE ELECTRONICS--0.3%
Xerox Corp. 6.75%, 2/1/17                             255            266,837

OFFICE REITS--0.2%
HRPT Properties Trust 5.75%, 2/15/14                  210            211,003

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.75%, 5/15/18                     275            254,119

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Anadarko Petroleum Corp. 5.95%, 9/15/16               110            110,232

OIL & GAS REFINING & MARKETING--0.2%
Premcor Refining Group, Inc. (The) 6.125%, 5/1/11     190            196,043

OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
Citigroup, Inc. 5%, 9/15/14                           230            224,540
Citigroup, Inc. 5.50%, 2/15/17                        150            149,217
General Electric Capital Corp. 5.375%, 10/20/16       465            464,430
JPMorgan Chase & Co. 5.125%, 9/15/14                  185            182,103
                                                                ------------
                                                                   1,020,290
                                                                ------------

PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc. 6.85%, 4/1/16                       170            176,343

PAPER PRODUCTS--0.2%
Abitibi-Consolidated Finance LP 7.875%, 8/1/09        105            105,656
Verso Paper Holdings LLC and Verso Paper, Inc.
   144A 9.11%, 8/1/14(b)(c)                            70
                                                                      72,100
                                                                ------------
                                                                     177,756
                                                                ------------

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp. 5.875%, 2/15/13                  215            218,690
HSB Capital I Series B 6.27%, 7/15/27(c)              365            365,833
                                                                ------------
                                                                     584,523
                                                                ------------

RESIDENTIAL REITS--0.2%
UDR, Inc. 5.25%, 1/15/15                              205            200,339

RESTAURANTS--0.2%
Yum! Brands, Inc. 6.25%, 4/15/16                      210            215,823

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14                       285            276,125


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------


SPECIALIZED REITS--0.3%
Health Care REIT, Inc. 5.875%, 5/15/15             $  275       $    273,405

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp. 6.25%, 5/15/16            100            100,802
Washington Mutual, Inc. 4.625%, 4/1/14                215            201,113
                                                                ------------
                                                                     301,915
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series F 5.95%, 3/15/14   105            103,300
Sprint Nextel Corp. 6%, 12/1/16                       100             98,410
                                                                ------------
                                                                     201,710
                                                                ------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $15,783,144)                                     15,774,274
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--30.6%

Banc of America Alternative Loan Trust 06-9, A1
   6%, 1/25/37                                        976            979,427
Bear Stearns Adjustable Rate Mortgage Trust
   05-12, 13A1 5.466%, 2/25/36(c)                     186            184,773
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.711%, 9/11/38(c)                     770            793,646
Bear Stearns Structured Products, Inc. 04-15, A2
   P.O. 144A 0%, 11/27/34(b)                          460            443,033
Bear Stearns Structured Products, Inc. 04-5 A
   P.O. 144A 0%, 2/25/34(b)                           154            149,796
Bear Stearns Structured Products, Inc. 04-6 P.O.
   0%, 2/25/34                                         68             67,111
Bear Stearns Structured Products, Inc. 05-20N A
   144A 8.82%, 10/25/45(b)(c)                         340            342,489
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
   3/25/34                                            621            621,708
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5%,
   8/25/35                                            234            229,782
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 05-CD1, AM 5.226%, 7/15/44(c)                595            591,686
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 06-CD2, A4 5.362%, 1/15/46(c)                890            898,309
Countrywide Alternative Loan Trust 05-43, 4A2
   5.737%, 10/25/35(c)                                490            487,790
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1 5.50%, 8/25/34                    287            286,198

PHOENIX INSTITUTIONAL BOND FUND


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

Countrywide Home Loan Mortgage Pass-Through
   Trust 07-1, A2 6%, 3/25/37                      $1,051       $  1,052,975
Credit Suisse First Boston Mortgage Securities
   Corp. 5.046%, 8/15/38(c)                           510            508,410
Credit Suisse First Boston Mortgage Securities
   Corp. 04-1, 1A1 5.75%, 2/25/34                     154            153,069
Credit Suisse First Boston Mortgage Securities
   Corp. 05-12, 6A1 6%, 1/25/36                       899            898,945
Credit Suisse Mortgage Capital Certificates
   06-C1, A4 5.555%, 2/15/39(c)                     1,270          1,284,430
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
   6/15/35(b)                                         600            592,073
First Horizon Mortgage Pass-Through Trust 03-2,
   1A12 5.75%, 4/25/33                                600            595,643
GE Capital Commercial Mortgage Corp. 04-C3, A4
   5.189%, 7/10/39(c)                               1,205          1,197,283
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 4.852%,
   5/25/35(c)                                         818            824,296
Greenwich Capital Commercial Funding Corp.
   04-GG1, A7 5.317%, 6/10/36(c)                    1,130          1,133,678
Greenwich Structured ARM Products 05-5A, N2 144A
   8.82%, 9/27/45(b)(c)                               425            425,000
GSAMP Net Interest Margin Trust 05-NC1N 144A 5%,
   2/25/35(b)                                           2              1,957
Indymac Index Mortgage Loan Trust 06-AR25, 3A1
   6.387%, 9/25/36(c)                                 180            183,491
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
   1/25/21                                            463            460,788
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C4, A2 4.567%, 6/15/29(c)                     1,015          1,004,908
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29(c)                    1,125          1,092,178
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C6, A4 5.372%, 9/15/39                        1,055          1,047,087
Lehman Brothers Commercial Conduit Mortgage
   Trust 99-C2, A2 7.325%, 10/15/32                 1,110          1,153,489
MASTR Alternative Net Interest Margin Trust
   05-CW1A, N1 144A 6.75%, 12/26/35(b)                119            116,842
MASTR Resecuritization Trust 05-1 144A 5%,
   10/28/34(b)                                        433            412,481
MASTR Resecuritization Trust 05-2 144A 4.75%,
   3/28/34(b)                                         360            334,177
Merrill Lynch Mortgage Trust 04-KEY2, A4 4.864%,
   8/12/39(c)                                       1,110          1,081,947


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

Merrill Lynch Mortgage Trust 06-C1, AM 5.66%,
   5/12/39(c)                                      $  440       $    450,636
Merrill Lynch/Countrywide Commercial Mortgage
   Trust 06-3, A4 5.414%, 7/12/46(c)                  950            953,748
MLCC Mortgage Investors, Inc. 06-3, 2A1 6.123%,
   10/25/36(c)                                        349            354,315
Morgan Stanley Capital I 06-T23, A4 5.81%,
   8/12/41(c)                                         595            618,255
Morgan Stanley Mortgage Loan Trust 05-5AR,
   4A1 5.53%, 9/25/35(c)                              194            193,720
NationsLink Funding Corp. 99-2, A2C 7.229%,
   6/20/31                                            711            724,009
PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
   10/12/33                                           631            662,791
Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A 4.867%, 3/25/35(c)                      371            368,562
SBA 06-1A, B 144A 5.451%, 11/15/36(b)                 215            214,824
Structured Asset Securities Corp. 03-32, 1A1
   5.227%, 11/25/33(c)                                790            766,626
Structured Asset Securities Corp. 05-1, 6A1 6%,
   2/25/35                                          1,188          1,186,798
Wachovia Bank Commercial Mortgage Trust 04-C12,
   A4 5.234%, 7/15/41(c)                            1,010          1,012,856
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.422%, 5/20/36(c)                                 354            350,091
Washington Mutual, Inc. 05-AR13, B13 144A 6.52%,
   10/25/45(b)(c)                                     274            232,053
Washington Mutual, Inc. 05-AR3, A2 4.639%,
   3/25/35(c)                                         741            734,993
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1 4.56%, 1/25/35(c)                        107            105,574
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1 5%, 5/25/20                              733            717,786
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3 5%, 10/25/35(c)                       861            853,510
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A2 4.522%, 4/25/35(c)                     341            336,788

--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,566,123)                                     32,468,830
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.0%

BRAZIL--0.2%
Federative Republic of Brazil 7.875%, 3/7/15          200            228,200

PHOENIX INSTITUTIONAL BOND FUND


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

CHILE--0.3%
Republic of Chile 5.76%, 1/28/08(c)                $  315       $    315,315

RUSSIA--0.5%
Russian Federation RegS 7.50%, 3/31/30(c)(d)          420            476,963

--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $932,908)                                         1,020,478
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--4.4%

ARUBA--0.1%
UFJ Finance Aruba AEC 6.75%, 7/15/13                  120            129,262

AUSTRALIA--0.4%
United Energy Distribution Holdings Property
   Ltd. 144A 5.45%, 4/15/16(b)                        265            263,318
Westfield Capital Corp./Westfield Finance
   Authority 144A 5.125%, 11/15/14(b)                 140            137,272
                                                                ------------
                                                                     400,590
                                                                ------------

CANADA--0.2%
Catalyst Paper Corp. 7.375%, 3/1/14                    65             63,212
Xstrata Finance (Canada) Ltd. 144A 5.80%,
   11/15/16(b)                                        105            105,453
                                                                ------------
                                                                     168,665
                                                                ------------

CHILE--1.1%
AES Gener SA 7.50%, 3/25/14                           295            314,214
Banco Santander Chile 144A 5.375%, 12/9/14(b)         190            189,453
Celulosa Arauco y Constitucion SA 5.625%,
   4/20/15                                            160            157,409
Petropower I Funding Trust 144A 7.36%,
   2/15/14(b)                                         491            500,876
                                                                ------------
                                                                   1,161,952
                                                                ------------

GERMANY--0.6%
Deutsche Bank AG NY Series GS 3.70%, 3/22/12(c)       620            591,666
Deutsche Telekom International Finance BV 8%,
   6/15/10                                             85             92,141
                                                                ------------
                                                                     683,807
                                                                ------------

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 8.50%,
   4/16/13(b)                                         250            265,625


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------


MEXICO--0.3%
Pemex Project Funding Master Trust 5.75%,
   12/15/15                                        $  295       $    295,590

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15               245            244,665

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd.
   RegS 5.298%, 9/30/20(d)                            250            241,275

RUSSIA--0.2%
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16(b)                                        215            215,108

SINGAPORE--0.2%
ICICI Bank Ltd Singapore RegS 5.75%, 11/16/10(d)      170            171,355

SOUTH KOREA--0.1%
Korea Development Bank 5.75%, 9/10/13                  70             71,891

SPAIN--0.1%
Telefonica Emisiones SAU 6.421%, 6/20/16              100            104,372

UNITED KINGDOM--0.3%
Diageo Capital plc 5.50%, 9/30/16                     115            114,243
Vodafone Group plc 5%, 9/15/15                        110            105,531
Vodafone Group plc 6.15%, 2/27/37                      95             91,711
                                                                ------------
                                                                     311,485
                                                                ------------

UNITED STATES--0.2%
Amvescap plc 5.375%, 12/15/14                         245            242,431

--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,681,520)                                       4,708,073
--------------------------------------------------------------------------------

                                                   SHARES          VALUE
                                                 ---------      ------------

DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(h)                          1,955              3,128

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                              3,128
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $103,997,864)                                   103,858,564
                                                                ------------

PHOENIX INSTITUTIONAL BOND FUND


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------      ------------

SHORT-TERM INVESTMENTS--1.9%

COMMERCIAL PAPER(i)--1.9%
UBS Finance Delaware LLC 5.30%, 4/2/07             $1,980       $  1,979,709
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,979,709)                                       1,979,709
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $105,977,573)                                   105,838,273(a)

Other assets and liabilities, net--0.3%                              280,491
                                                                ------------
NET ASSETS--100.0%                                              $106,118,764
                                                                ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $853,866 and gross depreciation of $995,438 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $105,979,845.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $7,149,518 or 0.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) Illiquid and Restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2007, these securities amounted to a value of $3,128 or 0.0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(g) Escrowed to maturity.
(h) Non-income producing.
(i) The rate shown is the discount rate.
(j) Security in default.

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                  (UNAUDITED)


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

U.S. GOVERNMENT SECURITIES--6.6%

U.S. TREASURY BONDS--0.4%
U.S. Treasury Bond 5.375%, 2/15/31                 $   55        $    58,635

U.S. TREASURY NOTES--6.2%
U.S. Treasury Note 4.625%, 11/15/09                   100            100,153
U.S. Treasury Note 4.75%, 1/31/12                     350            353,049
U.S. Treasury Note 4.625%, 2/29/12                    435            436,614
U.S. Treasury Note 4.625%, 2/15/17                    125            124,746
                                                                 -----------
                                                                   1,014,562
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,071,128)                                       1,073,197
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.7%

FHLMC 4.65%, 10/10/13                                  55             53,424
FNMA 5.50%, 10/1/18                                   166            166,518
FNMA 5%, 12/1/18                                       85             84,319
FNMA 4.50%, 12/1/19                                   193            187,445
FNMA 5%, 12/1/19                                      124            122,789
FNMA 5.50%, 2/1/35                                    218            215,940
FNMA 6%, 2/1/35                                       219            221,268
FNMA 6.50%, 8/1/36                                    228            232,152
FNMA 6%, 1/1/37                                        97             98,041
FNMA 04-W6, 1A4, 5.50%, 7/25/34                       120            120,355
FNMA 05-65, DK 5%, 8/25/35                             13             12,819
FNMA 05-65, PJ 5%, 8/25/35                            139            137,731
FNMA 05-80, AD 5.50%, 9/25/35                          90             89,249
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,750,296)                                       1,742,050
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.8%

FHLMC 5.20%, 3/5/19                                   150            147,072
FHLMC 5.30%, 5/12/20                                  150            145,927
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $293,374)                                           292,999
--------------------------------------------------------------------------------


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

MUNICIPAL BONDS--3.0%

CALIFORNIA--1.6%
San Bernardino County Finance Authority Pension
   Obligation Taxable 6.99%, 8/1/10 (MBIA
   Insured)                                        $  250        $   264,730

ILLINOIS--0.8%
McHenry County Community Unified School District
   No. 12 Taxable 5%, 12/1/11 (FSA Insured)           140            140,048

PENNSYLVANIA--0.6%
City of Philadelphia Industrial Development
   Authority Pension Obligation Taxable Series A
   5.89%, 4/15/11 (MBIA Insured)                       20             20,576
Philadelphia School District Taxable Series C
   4.29%, 7/1/10 (FSA Insured)                         75             73,332
                                                                 -----------
                                                                      93,908
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $507,739)                                           498,686
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.7%

Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1, 1A4 4.111%, 8/25/30              75             73,507
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622%, 11/25/35(d)                                 55             54,782
GMAC Mortgage Corp. Loan Trust 06-HE2, A3 6.32%,
   5/25/36                                            115            116,581
GMAC Mortgage Corp. Loan Trust 06-HE3, A2 5.75%,
   10/25/36(d)                                        115            115,212
Great America Leasing Receivables 05-1, A4 144A
   4.97%, 8/20/10(b)                                   70             69,696
GSAMP Trust 06-S4, M6 6.52%, 5/25/36(d)               105             96,708
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3
   5.777%, 8/25/36(d)                                 200            200,782
MASTR Alternative Net Interest Margin 06-6, N1
   144A 6.32%, 9/26/46(b)(d)                           19             17,444
MMCA Automobile Trust 02-1 C 6.20%, 1/15/10             5              4,714
Onyx Acceptance Grantor Trust 03-D, A4 3.20%,
   3/15/10                                            142            140,727

PHOENIX LOW-DURATION CORE PLUS BOND FUND


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

Renaissance Home Equity Loan Trust 05-1, AF2
   4.263%, 5/25/35(d)                              $    8        $     7,687
Renaissance Home Equity Loan Trust 05-3, AF3
   4.814%, 11/25/35(d)                                100             99,169
Soundview Home Equity Loan Trust 05-CTX1, A3
   5.322%, 11/25/35(d)                                100             99,597
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,106,105)                                       1,096,606
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--14.8%

AIRLINES--2.7%
American Airlines, Inc. 01-1 6.977%, 11/23/22         162            162,905
Continental Airlines, Inc. 98-1A 6.648%, 3/15/19       56             57,760
Delta Air Lines, Inc. 00-1 7.379%, 11/18/11(p)         64             65,530
United Airlines, Inc. 00-2 7.032%, 4/1/12              62             63,273
United Airlines, Inc. 01-1 6.071%, 9/1/14              96             96,835
                                                                 -----------
                                                                     446,303
                                                                 -----------

APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.75%, 3/15/17                            14             13,812

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10                   35             34,661

Automobile Manufacturers--0.1%
DaimlerChrysler NA Holding Corp. 4.875%, 6/15/10       15             14,848

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 8.875%, 1/1/14                             30             32,475

BROADCASTING & CABLE TV--1.1%
Comcast Cable Holdings LLC 7.875%, 8/1/13              50             55,990
COX Communications, Inc. 4.625%, 6/1/13               130            124,375
                                                                 -----------
                                                                     180,365
                                                                 -----------

BUILDING PRODUCTS--0.1%
Esco Corp. 144A 8.625%, 12/15/13(b)                    21             22,365

CASINOS & GAMING--0.1%
Seminole Hard Rock Entertainment, Inc./Seminole
   Hard Rock International LLC 144A 7.848%,
   3/15/14(b)(d)                                        8              8,200

CONSUMER FINANCE--1.0%
Ford Motor Credit Co. 8.36%, 11/2/07(d)                15             15,167
Ford Motor Credit Co. 6.625%, 6/16/08                  20             19,943
Ford Motor Credit Co. LLC 9.875%, 8/10/11              20             21,199


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

CONSUMER FINANCE--(CONTINUED)
Ford Motor Credit Co. LLC 9.81%, 4/15/12(d)        $   36        $    38,160
GMAC LLC 6.875%, 9/15/11                               57             57,109
Residential Capital LLC 6%, 2/22/11                    20             19,728
                                                                 -----------
                                                                     171,306
                                                                 -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
International Lease Finance Corp. 4.75%, 1/13/12(n)    75             73,638

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
   6.875%, 2/1/14(c)                                   20             20,625

ELECTRIC UTILITIES--1.5%
Consumers Energy Co. Series H 4.80%, 2/17/09          245            242,755

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp. 144A 7.725%, 4/1/15(b)(d)          25             25,125

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Series B
   5.75%, 2/15/11                                      50             49,000

FOOD RETAIL--0.5%
Kroger Co. (The) 8.05%, 2/1/10                         75             80,355

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 144A 9.125%, 11/15/14(b)                     25             26,781

HOME IMPROVEMENT RETAIL--0.1%
Home Depot, Inc. (The) 5.40%, 3/1/16                   25             24,412

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Panama S.A. 144A 6.35%, 12/21/16(b)                25             24,320

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp. 7.30%, 11/15/11                             75             81,417

INVESTMENT BANKING & BROKERAGE--0.2%
Goldman Sachs Group, Inc. (The) 4.75%, 7/15/13         42             40,480

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc. 6.125%,
   7/1/15                                              25             25,061

MORTGAGE REITS--0.5%
iStar Financial, Inc. 5.95%, 10/15/13                  75             75,916

OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc. 6.50%, 8/15/11                         75             77,021

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Forest Oil Corp. 8%, 6/15/08                       $  125        $   128,281

OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The) 6.125%,
   5/1/11                                              75             77,385

OIL & GAS STORAGE & TRANSPORTATION--0.1%
ONEOK Partners LP 5.90%, 4/1/12                        20             20,530

OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
ERAC USA Finance Co. 144A 5.30%, 11/15/08(b)           30             30,007

PAPER PRODUCTS--1.3%
Abitibi-Consolidated Finance LP 7.875%, 8/1/09         20             20,125
Bowater, Inc. 8.35%, 3/15/10(d)                       125            125,937
Georgia Pacific Corp. 7.70%, 6/15/15                   30             30,900
Verso Paper Holdings LLC and Verso Paper, Inc.
   144A 9.113%, 8/1/14(b)(d)                           28             28,840
                                                                 -----------
                                                                     205,802
                                                                 -----------

RETAIL REITS--0.4%
Simon Property Group LP 4.60%, 6/15/10                 50             49,152
Simon Property Group LP 5.60%, 9/1/11                  20             20,310
                                                                 -----------
                                                                      69,462
                                                                 -----------

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals North America, Inc. 6.50%, 2/15/12      30             30,075

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series F 5.95%,
   3/15/14                                             60             59,029
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $2,373,501)                                       2,411,812
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--21.6%

Adjustable Rate Mortgage Trust 05-3, 2A1 4.699%,
   7/25/35(d)                                         174            171,517
American General Mortgage Loan Trust 06-1, A2
   144A 5.75%, 12/25/35(b)(d)                          75             75,230
Banc of America Alternative Loan Trust 06-9, A1
   6%, 1/25/37                                        153            153,636
Bear Stearns Commercial Mortgage Securities
   04-ESA J 144A 5.817%, 5/14/16(b)                   140            139,147
Bear Stearns Structured Products, Inc. 05-10
   144A 7.82%, 4/26/35(b)(d)                           67             67,131
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
   3/25/34                                            102            102,105


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

Chase Mortgage Finance Corp. 06-A1, 4A1 6.06%,
   9/25/36(d)                                      $  142        $   142,798
Citicorp Mortgage Securities, Inc. 06-7, 1A1 6%,
   12/25/36                                            96             96,266
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1 5.50%, 8/25/34                     75             74,411
Countrywide Home Loan Mortgage Pass-Through
   Trust 07-1, A2 6%, 2/25/37                          99             99,337
Credit Suisse First Boston Mortgage Securities
   Corp. 05-12, 6A1 6%, 1/25/36                        50             50,341
Credit Suisse First Boston Mortgage Securities
   Corp. 98-C1 B 6.59%, 5/17/40                       150            152,134
Credit Suisse First Boston Mortgage Securities
   Corp. 99-C1, A2 7.29%, 9/15/41                     141            145,666
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
   6/15/35(b)                                          75             74,009
First Horizon Mortgage Pass-Through Trust
   04-AR4, 2A1 4.398%, 8/25/34(d)                     121            119,088
Franchise Mortgage Acceptance Co. Loan
   Receivables Trust 98-CA, A2 144A 6.66%,
   1/15/12(b)                                          33             32,707
GSAA Home Equity Trust 04-10, AF2 4.22%,
   8/25/34(d)                                          43             42,468
GSAA Home Equity Trust 04-5, AF2 4.736%,
   6/25/34(d)                                          43             42,856
GSR Mortgage Loan Trust 05-AR6, 3A1 4.561%,
   9/25/35(d)                                          38             37,265
Harborview Mortgage Loan Trust 05-15, B8 7.07%,
   10/20/45(d)                                         50             49,481
Harborview Mortgage Loan Trust 05-9, B-10 7.07%,
   6/20/35(d)                                          50             49,444
Harborview Net Interest Margin Corp. 06-12, N1
   144A 6.409%, 12/19/36(b)                            50             50,063
IndyMac Index Mortgage Loan Trust 05-AR8, B4
   7.07%, 4/25/35(d)                                   54             51,506
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
   6.387%, 9/25/36(d)                                  91             92,733
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
   1/25/21                                             86             85,648
MLCC Mortgage Investors, Inc. 06-3, 2A1 6.122%,
   10/25/36(d)                                         71             71,821
Residential Accredit Loans, Inc. 05-QA4, A5
   5.466%, 4/25/35(d)                                  89             88,836

PHOENIX LOW-DURATION CORE PLUS BOND FUND


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A 4.883%, 3/25/35(d)                   $  139        $   138,211
Residential Funding Mortgage Securities I, Inc.
   06-S4, A2 6%, 4/25/36                               95             95,545
SBA 06-1A, B 144A 5.451%, 11/15/36(b)                  30             29,975
Structured Asset Securities Corp. 03-32, 1A1
   5.227%, 11/25/33(d)                                 60             58,043
Structured Asset Securities Corp. 05-1, 6A1 6%,
   2/25/35                                            135            134,863
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.422%, 5/20/36(d)                                  75             73,963
Washington Mutual Mortgage Pass Through
   Certificates 05-AR13, B13 144A 6.52%,
   10/25/45(b)(d)                                      45             37,972
Washington Mutual Mortgage Pass Through
   Certificates 06-AR16, 1A1 5.624%,
   12/25/36(d)                                         64             64,566
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1 4.556%, 1/25/35(d)                       158            156,277
Wells Fargo Mortgage Backed Securities Trust
   04-EE, 2A3 3.989%, 12/25/34(d)                     164            160,746
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1 5.50%, 12/25/35                          94             91,878
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1 5%, 5/25/20                               56             54,614
Wells Fargo Mortgage Backed Securities Trust
   05-AR10, 2A16 4.109%, 6/25/35(d)                    75             73,734
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,539,495)                                       3,528,031
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--14.7%

ARGENTINA--0.3%
Republic of Argentina 5.475%, 8/3/12(d)                70             50,383
Republic of Argentina PIK Interest
   Capitalization 8.28%, 12/31/33                       6              6,617
                                                                 -----------
                                                                      57,000
                                                                 -----------

AUSTRALIA--0.3%
Commonwealth of Australia Series 909 7.50%,
   9/15/09                                             60(f)          49,952

BRAZIL--1.8%
Federative Republic of Brazil 9.25%, 10/22/10         137            154,331
Federative Republic of Brazil 12.50%, 1/5/16          250(g)         139,239
                                                                 -----------
                                                                     293,570
                                                                 -----------


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

CANADA--0.8%
Commonwealth of Canada 3.75%, 6/1/08                  160(h)     $   138,066

CHILE--0.9%
Republic of Chile 5.625%, 7/23/07                  $  150            150,120

COLOMBIA--0.8%
Republic of Colombia 9.75%, 4/23/09                    65             70,622
Republic of Colombia 10%, 1/23/12                      50             59,125
                                                                 -----------
                                                                     129,747
                                                                 -----------

COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b)              40             44,540

GERMANY--1.4%
Federal Republic of Germany 144A 3.25%,
   4/17/09(b)                                         168(i)         221,127

MEXICO--1.5%
United Mexican States 8.375%, 1/14/11                 100            110,700
United Mexican States 6.625%, 3/3/15                   85             91,800
United Mexican States Series MI10 9.50%,
   12/18/14                                           396(j)          39,994
                                                                 -----------
                                                                     242,494
                                                                 -----------

NORWAY--0.7%
Kingdom of Norway 5.50%, 5/15/09                      705(l)         117,710

PHILIPPINES--1.1%
Republic of Philippines 8.375%, 3/12/09                90             95,175
Republic of Philippines 8.375%, 2/15/11                70             76,825
                                                                 -----------
                                                                     172,000
                                                                 -----------

RUSSIA--0.9%
Russian Federation RegS 8.25%, 3/31/10(e)             107            111,693
Russian Federation RegS 7.50%, 3/31/30(d)(e)           35             39,747
                                                                ------------
                                                                     151,440
                                                                ------------

SWEDEN--0.5%
Kingdom of Sweden Series 1043 5%, 1/28/09             525(m)          76,756

TURKEY--1.3%
Republic of Turkey 11.75%, 6/15/10                    155            182,512
Republic of Turkey 11.50%, 1/23/12                     20             24,500
                                                                 -----------
                                                                     207,012
                                                                 -----------

VENEZUELA--2.1%
Republic of Venezuela 5.75%, 2/26/16                   45             42,228

PHOENIX LOW-DURATION CORE PLUS BOND FUND


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------


VENEZUELA--(CONTINUED)
Republic of Venezuela RegS 5.375%, 8/7/10(e)       $  313        $   306,740
                                                                 -----------
                                                                     348,968
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,339,888)                                       2,400,502
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--7.9%

AUSTRALIA--0.9%
Westfield Capital Corp./Westfield Finance
   Authority 144A 4.375%, 11/15/10(b)                 150            146,064

CANADA--0.8%
Rogers Wireless Communications, Inc. 8%,
   12/15/12                                           125            133,125

CHILE--0.6%
Celulosa Arauco y Constitucion SA 7.75%, 9/13/11       55             59,976
Empresa Nacional de Electricidad SA 7.75%,
   7/15/08                                             40             41,079
                                                                 -----------
                                                                     101,055
                                                                 -----------

GERMANY--1.4%
Deutsche Telekom International Finance BV 8%,
   6/15/10                                            210            227,643

INDIA--0.3%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b)                50             50,291

MEXICO--0.4%
Fideicomiso Petacalco Trust 144A 10.16%,
   12/23/09(b)                                         45             47,813
Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b)              10             10,300
                                                                 -----------
                                                                      58,113
                                                                 -----------

NETHERLANDS--0.2%
NXP BV/NXP Funding LLC 144A 8.11%,
   10/15/13(b)(d)                                      35             36,181

POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A 7.75%,
   12/10/08(b)                                         75             77,642

QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A
   3.437%, 9/15/09(b)                                  14             14,135


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

RUSSIA--0.9%
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16(b)                                     $  145        $   145,073

SOUTH KOREA--0.6%
Korea Development Bank 3.875%, 3/2/09                 100             97,672

TURKEY--0.6%
Bosphorus Financial Services Ltd. 144A 7.16%,
   2/15/12(b)(d)                                      100            101,005

UNITED STATES--0.6%
General Electric Capital Corp. 6.625%, 4/17/09         70(k)          48,910
Nova Chemicals Corp. 8.502%, 11/15/13(d)               49             49,000
                                                                 -----------
                                                                      97,910
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,293,398)                                       1,285,909
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc. 2.875%, 9/30/10          15             14,137
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $12,793)                                             14,137
--------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--9.8%

ADVERTISING--0.1%
Lamar Media Corp. Tranche 6.85%, 10/4/12               10             10,000

AIRPORT SERVICES--0.0%
Worldspan LP Tranche 8.125%, 2/11/10(d)                 6              6,065

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B 8.098%,
   3/16/14(d)                                           5              5,019

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B 7.40%, 9/5/13(d)           23             23,101
HBI Branded Apparel Ltd., Inc. Tranche 5.40%,
   3/15/14(d)                                          25             25,562
Totes Isotoner Corp. Tranche B 7.86%, 1/16/13(d)        6              6,060
                                                                 -----------
                                                                      54,723
                                                                 -----------

APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche 7.63%,
   10/24/12(d)                                         35             35,044

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. Tranche B 7.745%,
   11/29/13(d)                                     $   30        $    30,300

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC Tranche
   8.005%, 4/28/13(d)                                  74             74,479
DirecTV Holdings LLC Tranche B 6.835%, 4/13/13(d)      33             33,205
                                                                 -----------
                                                                     107,684
                                                                 -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
SunGard Data Systems, Inc. Tranche 7.82%,
   2/11/13(d)                                          49             49,619

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The) Tranche 7.71%,
   4/6/13(d)                                           65             65,202

DISTRIBUTORS--0.2%
Building Materials Holding Corp. Tranche B
   7.876%, 11/10/13(d)                                 40             39,950

DIVERSIFIED CHEMICALS--0.1%
Huntsman Corp. Tranche B 6.25%, 8/16/12(d)             23             23,341

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Tranche 7.485%, 1/26/14(d)                1              1,126
ARAMARK Corp. Tranche B 7.485%, 1/26/14(d)             16             15,980
                                                                 -----------
                                                                      17,106
                                                                 -----------

DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc. Tranche B
   (Indonesia) 7.10%, 3/19/14(d)                       45             45,225

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche 7.11%, 1/31/14(d)          10              9,559

ENVIRONMENTAL & FACILITIES SERVICES--1.0%
Allied Waste North America, Inc. Tranche A
   6.39%, 1/15/12(d)                                   33             33,228
Allied Waste North America, Inc. Tranche B
   7.07%, 3/28/14(d)                                   82             82,492
Duratek, Inc. Tranche B 7.63%, 6/30/16                  4              4,524
EnergySolutions LLC Tranche 7.61%, 2/26/14             35             35,219
EnergySolutions LLC Tranche B 7.63%, 6/7/13(d)         10              9,731
EnviroCare Tranche C 7.585%, 6/30/16                   --(q)             475
                                                                 -----------
                                                                     165,669
                                                                 -----------


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Mosaic Co. (The) Tranche  B 7.12%, 12/1/13(d)      $   75        $    75,469

GENERAL REVENUE--0.1%
Wimar Opco LLC/Wimar Opco Finance Corp. Tranche
   B 5.36%, 1/3/12(d)                                  10             10,062

HEALTH CARE FACILITIES--1.0%
HCA, Inc. Tranche B 8.125%, 11/17/13(d)                15             15,150
Health Management Associates, Inc. Tranche B
   7.11%, 2/28/14(d)                                   12             12,045
LifePoint Hospitals, Inc. Tranche B 6.945%,
   4/15/12(d)                                         131            131,022
                                                                 -----------
                                                                     158,217
                                                                 -----------

HEALTH CARE SERVICES--0.2%
DaVita, Inc. Tranche B 6.86%, 10/5/12                  39             38,796

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Mirant North America LLC Tranche B 6.55%,
   1/3/13(d)                                           25             24,875
NRG Energy, Inc. Tranche B 7.364%, 2/1/13(d)           93             93,253
                                                                 -----------
                                                                     118,128
                                                                 -----------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
NTELOS, Inc. Tranche B1 7.58%, 8/24/11(d)             123            124,276

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Helix Energy Solutions Group, Inc. Tranche
   7.64%, 7/1/13(d)                                    52             52,497

PAPER PRODUCTS--0.5%
Domtar, Inc. Tranche B 6.723%, 3/7/14(d)               20             19,975
NewPage Corp. Tranche B 8.203%, 5/2/11(d)              52             52,802
                                                                 -----------
                                                                      72,777
                                                                 -----------

PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. Tranche B 7.603%, 10/18/12(d)        42             42,274

PUBLISHING--0.2%
Idearc, Inc. Tranche B 7.376%, 11/17/14(d)             35             35,219

RESTAURANTS--0.3%
Burger King Corp. Tranche B1 7.10%, 6/30/12(d)         50             50,374

SEMICONDUCTORS--0.4%
Advanced Micro Devices, Inc. Tranche B 7.63%,
   12/31/13(d)                                         32             32,194

PHOENIX LOW-DURATION CORE PLUS BOND FUND

                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------

SEMICONDUCTORS--(CONTINUED)
Freescale Semiconductor, Inc. Tranche 7.37%,
   12/1/13(d)                                      $   40        $    40,050
                                                                 -----------
                                                                      72,244
                                                                 -----------

SPECIALTY CHEMICALS--0.0%
JohnsonDiversey, Inc. Tranche B 7.05%,
   12/16/11(d)                                          7              6,749

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cricket Communications, Inc. Tranche B1 5.22%,
   6/16/13(d)                                          37             37,546
MetroPCs Wireless, Inc. Tranche B 7.868%,
   11/3/13(d)                                          35             35,175
                                                                 -----------
                                                                      72,721
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,584,053)                                       1,594,309
--------------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS--0.3%

GERMANY--0.3%
Fresenius Medical Care AG & Co. KGaA Tranche B
   6.742%, 3/31/13(d)                                  50             49,315
--------------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $49,625)                                             49,315
--------------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

OTHER FOREIGN GOVERNMENT--0.2%
Republic of Indonesia (Citigroup, Inc.) 11.341%,
   6/15/09                                             38             37,224
--------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $38,000)                                             37,224
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $15,959,395)                                     16,024,777
                                                                 -----------

                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ---------       -----------
SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER(o)--1.5%
Chariot Funding LLC 5.42%, 4/2/07                  $  255        $   254,962
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $254,962)                                           254,962
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $16,214,357)                                     16,279,739(a)

Other assets and liabilities, net--0.3%                               42,447
                                                                 -----------
NET ASSETS--100.0%                                               $16,322,186
                                                                 ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $122,172 and gross depreciation of $60,055 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $16,217,622.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $1,653,183 or 10.1% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value represents Mexican Peso.
(k) Par value represents New Zealand Dollar.
(l) Par value represents Norwegian Krone.
(m) Par value represents Swedish Krona.
(n) All or a portion segregated as collateral for forward currency contracts.
(o) The rate shown is the discount rate.
(p) Security in default.
(q) Par value is less than 1,000.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

     NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Phoenix Institutional Mutual Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

       A. SECURITY VALUATION

           Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

           Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

           As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

           Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At March 31, 2007, the total value of these securities represented approximately the following percentage of net assets:

           Fund                          Percentage of Net Assets
           ----                          ------------------------
           Institutional Bond Fund                   3.4%

            Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

           In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

       B. SECURITY TRANSACTIONS AND RELATED INCOME

         Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

       C. FOREIGN CURRENCY TRANSLATION

           Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

       D. FOREIGN SECURITY COUNTRY DETERMINATION

           A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)

       E. FORWARD CURRENCY CONTRACTS

           Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

           A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

          At March 31, 2007, the Low-Duration Core Plus Bond Fund had entered into forward currency contracts as follows:


                                                                                      Net Unrealized
        Contract to            In Exchange           Settlement                        Appreciation
          Receive                  for                  Date             Value        (Depreciation)
        -----------            -----------           ----------         -------       ---------------

        JPY    11,382,300      USD   94,859           4/24/07           $96,945           $ 2,086

        JPY     9,133,160      USD   76,236            5/7/07            77,921             1,595

        JPY     4,648,400      USD   40,000            6/5/07            39,798              (202)

        JPY     9,130,080      USD   80,000            6/5/07            78,187            (1,813)
                                                                                          -------
                                                                                          $ 1,666
                                                                                          =======

       JPY    Japanese Yen        USD   United States Dollar

       F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

           Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

       G. LOAN AGREEMENTS

           Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

       NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

           In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)

           Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

           High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

       NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

           Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

           Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

           At March 31, 2007, the Institutional Bond Fund held the following restricted security:


                                                                     Market          % of
                               Acquisition       Acquisition         Value at        Net Assets at
                               Date              Cost                3/31/07         3/31/07
                               -----------       -----------         --------        -------------
       Northampton Pulp LLC    12/30/99          $184,367            $3,128          0.0%

           The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


                                                                               3


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Phoenix Institutional Mutual Funds
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ George R. Aylward
                         ----------------------------------------------------
                             George R. Aylward, President
                             (principal executive officer)

Date May 29, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George R. Aylward
                         ----------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date May 29, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*     /s/ W. Patrick Bradley
                         ----------------------------------------------------
                              W. Patrick Bradley,  Chief Financial Officer
                              and Treasurer
                              (principal financial officer)

Date May 29, 2007
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* Print the name and title of each signing officer under his or her signature.